FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number: 811-4186

John Hancock Income Securities Trust
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  (Exact name of registrant as specified in charter)

601 Congress Street
Boston, Massachusetts 02210-2805
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  (Address of principal executive offices)

Noel Maffucci
601 Congress Street
Boston, Massachusetts 02210-2805
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  (Name and address of agent for service)


Registrant's telephone number, including area code: 1-800-225-5291

Date of Fiscal year-end: December 31

Date of reporting period: 07/01/2006 - 06/30/2007

Item 1. Proxy Voting Record

============================== INCOME SECURITIES ===============================


PUBLIC STORAGE, INC.

Ticker:       PSA            Security ID:  74460D570
Meeting Date: MAY 3, 2007    Meeting Type: Annual
Record Date:  MAR 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     APPROVAL OF THE PROPOSAL TO REORGANIZE    For       Against    Management
      FROM A CALIFORNIA CORPORATION TO A
      MARYLAND REAL ESTATE INVESTMENT TRUST.
2     APPROVAL OF ADJOURNMENTS OR POSTPONEMENTS For       For        Management
      OF THE ANNUAL MEETING IF NECESSARY.


Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES:
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust
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       (Registrant)

By:    /s/Keith F. Hartstein
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       Keith F. Hartstein
       President and Chief Executive Officer

Date:  August 27, 2007